Amounts Related To Derivative Instruments Affecting Consolidated Statements Of Operations (Detail) (Not Designated as Hedging Instrument, Foreign Exchange Forward, Other income, net, USD $)
In Thousands, unless otherwise specified
12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Not Designated as Hedging Instrument | Foreign Exchange Forward | Other income, net
Derivative Instruments, Gain (Loss) [Line Items]
Foreign-exchange forward contracts-recorded in other income, net	$ 19,302	$ 5,337	$ 4,712